Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Changes in Net Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
Employee Benefit Plan, Reconciliation to Form 5500 [Line Items]
Increase in net assets available for benefits per the financial statements	$ 5,873,315
Change in deemed distributions	(23,055)
Net income per Form 5500	$ 5,850,260